Share capital and share premium account (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Share Capital and Share Premium

	Ordinary Shares of 25p each		Share premium
	Number	£m	£m
Share capital is s ued and fully paid
At 1 January 2017	5,368,316,062	1,342	2,954
Issued under employee share schemes	4,237,758	1	55
Ordinary shares acquired by ESOP Trusts	—	—	10

At 31 December 2017	5,372,553,820	1,343	3,019
Issued under employee share schemes	6,513,804	2	72

At 31 December 2018	5,379,067,624	1,345	3,091
Issued under employee share schemes	4,034,607	1	50
Ordinary shares acquired by ESOP Trusts	—	—	33

At 31 December 2019	5,383,102,231	1,346	3,174

Summary of Share Capital

	31 December 2019 000	31 December 2018 000
Number of shares issuable under employee share schemes	57,871	56,723

Number of unissued shares not under option	4,559,027	4,564,209
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